CERT ARCA

NYSE Regulation

11000334

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

December 20, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Market Vectors ETF Trust
	CIK:	0001137360
	SEC File Number:	001-32880
	Form Type:	8-A12B
	Filing Date:	12/16/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Shares of beneficial interest, no par value per share, of:
Market Vectors Pharmaceutical ETF

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig Gray
Manager, Listing Compliance